Ultimate controlling party	12 Months Ended
Jun. 30, 2025
Ultimate Controlling Party
Ultimate controlling party

32. Ultimate controlling party

As at June 30, 2025, AWN held a 7.1% equity interest in the Company. Since June 30, 2021, the Company no longer has an ultimate controlling party.

In prior periods, the ultimate controlling party and the results into which these financials were consolidated was AWN, a company registered in Australia.